AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JUNE 17, 2026

1933 Act Registration File No.: 333-264478

1940 Act File No.: 811-23793

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 640	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 643	☒

TIDAL TRUST II

(Exact Name of Registrant as Specified in Charter)

c/o Tidal ETF Services LLC

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204

(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (855) 843-2534

The Corporation Trust Company

1209 Orange Street

Corporation Trust Center

Wilmington, DE 19801

(Name and Address of Agent for Service)

Copies to:

Eric W. Falkeis Tidal ETF Services LLC 234 West Florida Street, Suite 700 Milwaukee, Wisconsin 53204	Rachael L. Schwartz Sullivan & Worcester LLP 1251 Avenue of the Americas, 19th Floor New York, NY 10020

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on June 22, 2026, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 561 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on March 25, 2026, and pursuant to Rule 485(a)(2) would have become effective on June 8, 2026.

Post-Effective Amendment No. 629 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 10, 2026 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 629 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 17, 2026 as the new date upon which the Amendment would have become effective.

This Post-Effective Amendment No. 640 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 22, 2026 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 640 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 640 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 640 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on June 17, 2026.

Tidal Trust II

By:	/s/ Eric W. Falkeis
Eric W. Falkeis
Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 640 to its Registration Statement has been signed below by the following persons in the capacities indicated on June 17, 2026.

	Signature	Title

	/s/ Eric W. Falkeis	Principal Executive Officer, Trustee, and Chairman
Eric W. Falkeis

	/s/ David Norris*	Trustee
David Norris

	/s/ Michelle McDonough*	Trustee
Michelle McDonough

	/s/ Javier Marquina*	Trustee
Javier Marquina

	/s/ Domenick Pugliese*	Trustee
Domenick Pugliese
	/s/ Aaron Perkovich	Treasurer (principal financial officer and principal accounting officer)
Aaron Perkovich

*By:	/s/ Eric W. Falkeis
Eric W. Falkeis, Attorney in Fact
By Power of Attorney